Note 12 - Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total tax expense (income)	R$ 1,789.6	R$ 5,079.3	R$ 315.0
CRBS S.A. [member]
Statement Line Items [Line Items]
Total tax expense (income)		2,926.0
Tax expense (income), continuing operations, non-recurring, Federal Tax Amnesty Program		2,785.0
Tax expense (income), continuing operations, financial results, Federal Tax Amnesty Program		R$ 141.0